Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule Of Future Commitments Under Non Cancelable Operating Leases
As of December 31, 2012, the company's total future commitments by year under non-cancelable operating leases are as follows:

$ in millions	Total	Buildings	Other

2013	68.5	64.1	4.4
2014	66.9	62.7	4.2
2015	67.6	64.0	3.6
2016	61.7	59.9	1.8
2017	48.5	46.7	1.8
Thereafter	258.3	257.4	0.9
Gross lease commitments	571.5	554.8	16.7
Less: future minimum payments expected to be received under non-cancelable subleases	41.6	41.6	—
Net lease commitments	529.9	513.2	16.7